UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23145

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments

Common Stocks — 58.7%
Security	Shares	Value

Aerospace & Defense — 0.8%

Safran S.A.	15,665	$1,744,609

		$1,744,609

Air Freight & Logistics — 0.5%

GXO Logistics, Inc.(1)	27,738	$1,013,547

		$1,013,547

Automobiles — 0.4%

Stellantis NV	61,872	$834,750

		$834,750

Banks — 2.7%

Banco Santander S.A.	581,915	$1,509,182

Citigroup, Inc.	19,891	912,201

Citizens Financial Group, Inc.	22,606	924,586

HDFC Bank, Ltd.	65,884	1,195,053

ING Groep NV	21,302	209,603

M&T Bank Corp.	3,936	662,704

Standard Chartered PLC	104,185	622,478

		$6,035,807

Beverages — 2.3%

Coca-Cola Co. (The)	51,744	$3,096,878

Diageo PLC	46,546	1,915,483

		$5,012,361

Biotechnology — 0.5%

CSL, Ltd.	5,787	$1,035,962

		$1,035,962

Building Products — 0.4%

Assa Abloy AB, Class B	41,989	$847,845

		$847,845

Capital Markets — 1.4%

Bank of New York Mellon Corp. (The)	8,377	$352,756

State Street Corp.	26,629	1,970,546

Stifel Financial Corp.	10,745	664,793

		$2,988,095

Security	Shares	Value

Chemicals — 0.2%

Sika AG	2,412	$543,847

		$543,847

Consumer Finance — 0.2%

Capital One Financial Corp.	4,078	$432,350

		$432,350

Diversified Financial Services — 0.7%

Berkshire Hathaway, Inc., Class B(1)	5,465	$1,612,667

		$1,612,667

Electric Utilities — 1.4%

Iberdrola S.A.	158,553	$1,612,369

NextEra Energy, Inc.	20,455	1,585,262

		$3,197,631

Electrical Equipment — 1.4%

AMETEK, Inc.	12,139	$1,573,943

Schneider Electric SE	11,379	1,438,946

		$3,012,889

Electronic Equipment, Instruments & Components — 2.7%

CDW Corp.	12,312	$2,127,637

Halma PLC	37,153	900,933

Keyence Corp.	1,870	705,112

Keysight Technologies, Inc.(1)	5,325	927,349

Riverbed Technology, Inc.(2)	3,977	1,998

TE Connectivity, Ltd.	10,606	1,296,371

Zebra Technologies Corp., Class A(1)	8	2,266

		$5,961,666

Entertainment — 1.3%

Walt Disney Co. (The)(1)	26,531	$2,826,613

		$2,826,613

Equity Real Estate Investment Trusts (REITs) — 0.5%

American Tower Corp.	2,955	$612,246

Healthpeak Properties, Inc.	19,485	462,379

		$1,074,625

Food Products — 2.4%

Mondelez International, Inc., Class A	36,703	$2,256,500

Nestle S.A.	28,517	3,104,327

		$5,360,827

21	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.1%

Alcon, Inc.	9,732	$592,536

Boston Scientific Corp.(1)	49,310	2,125,754

Intuitive Surgical, Inc.(1)	5,640	1,390,091

Straumann Holding AG	6,492	617,852

		$4,726,233

Health Care Providers & Services — 1.0%

Elevance Health, Inc.(1)	4,192	$2,292,060

		$2,292,060

Hotels, Restaurants & Leisure — 1.4%

Compass Group PLC	110,338	$2,323,919

InterContinental Hotels Group PLC	16,248	873,016

		$3,196,935

Industrial Conglomerates — 0.7%

Siemens AG	13,710	$1,497,255

		$1,497,255

Insurance — 1.4%

AIA Group, Ltd.	124,092	$939,971

Allstate Corp. (The)	3,512	443,390

Aviva PLC	2	10

AXA S.A.	35,341	872,742

RenaissanceRe Holdings, Ltd.	5,720	884,769

		$3,140,882

Interactive Media & Services — 2.7%

Alphabet, Inc., Class C(1)	63,380	$5,999,551

		$5,999,551

Internet & Direct Marketing Retail — 1.5%

Amazon.com, Inc.(1)	32,242	$3,302,870

		$3,302,870

IT Services — 2.4%

Amadeus IT Group S.A.(1)	15,592	$813,205

Fidelity National Information Services, Inc.	22,304	1,851,009

Global Payments, Inc.	7,929	905,968

Visa, Inc., Class A	7,964	1,649,822

		$5,220,004

Leisure Products — 0.5%

Yamaha Corp.	31,333	$1,182,954

		$1,182,954

Security	Shares	Value

Life Sciences Tools & Services — 0.6%

Danaher Corp.	2,894	$728,333

Lonza Group AG	1,051	541,038

		$1,269,371

Machinery — 1.0%

Graco, Inc.	11,106	$772,755

Ingersoll Rand, Inc.	28,004	1,414,202

		$2,186,957

Metals & Mining — 0.3%

Alleima AB(1)	1,121	$3,819

Rio Tinto, Ltd.	13,256	752,273

		$756,092

Multi-Utilities — 0.2%

CMS Energy Corp.	8,069	$460,336

		$460,336

Oil, Gas & Consumable Fuels — 3.4%

Chevron Corp.	13,558	$2,452,642

EOG Resources, Inc.	30,347	4,142,973

Phillips 66	2,171	226,414

Pioneer Natural Resources Co.	2,523	646,922

		$7,468,951

Personal Products — 0.3%

Kose Corp.	6,101	$609,005

		$609,005

Pharmaceuticals — 5.9%

AstraZeneca PLC	12,755	$1,496,571

Eli Lilly & Co.	10,732	3,885,950

Novo Nordisk A/S, Class B	24,134	2,624,120

Roche Holding AG PC	5,541	1,838,493

Sanofi	18,821	1,619,694

Zoetis, Inc.	9,931	1,497,396

		$12,962,224

Professional Services — 1.6%

Recruit Holdings Co., Ltd.	26,791	$824,391

RELX PLC	61,295	1,646,413

Verisk Analytics, Inc.	5,788	1,058,220

		$3,529,024

22	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.5%

ASML Holding NV	4,161	$1,951,869

Infineon Technologies AG	47,793	1,159,719

Micron Technology, Inc.	24,254	1,312,142

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,045	1,110,670

		$5,534,400

Software — 4.0%

Adobe, Inc.(1)	5,104	$1,625,624

Dassault Systemes SE	25,680	860,762

Intuit, Inc.	3,022	1,291,905

Microsoft Corp.	22,225	5,159,089

		$8,937,380

Specialty Retail — 1.7%

Lowe’s Cos., Inc.	9,071	$1,768,391

TJX Cos., Inc. (The)	28,068	2,023,703

		$3,792,094

Technology Hardware, Storage & Peripherals — 1.9%

Apple, Inc.	28,022	$4,296,893

		$4,296,893

Textiles, Apparel & Luxury Goods — 0.6%

LVMH Moet Hennessy Louis Vuitton SE	2,261	$1,426,679

		$1,426,679

Trading Companies & Distributors — 0.5%

Ashtead Group PLC	21,543	$1,122,240

		$1,122,240

Wireless Telecommunication Services — 0.7%

Vodafone Group PLC	1,242,622	$1,450,639

		$1,450,639

Total Common Stocks (identified cost $97,043,807)		$129,897,120

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Leisure Products — 0.1%

Peloton Interactive, Inc., 0.00%, 2/15/26	$310	$223,213

		$223,213

Security		Principal Amount (000’s omitted)	Value

Software — 0.0%(3)

1Life Healthcare, Inc., 3.00%, 6/15/25		$81	$78,813

			$78,813

Total Convertible Bonds (identified cost $345,465)			$302,026

Convertible Preferred Stocks — 0.1%
Security		Shares	Value

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co., Series B, 6.00%		3,268	$159,282

			$159,282

Software — 0.0%(3)

Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(2)		2,480	$2,480

			$2,480

Total Convertible Preferred Stocks (identified cost $244,405)			$161,762

Corporate Bonds — 36.6%
Security	Principal Amount (000’s omitted)*		Value

Aerospace & Defense — 0.8%

Moog, Inc., 4.25%, 12/15/27(4)		170	$152,397

Rolls-Royce PLC, 5.75%, 10/15/27(4)		492	445,919

TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	195,480

TransDigm, Inc.:

4.625%, 1/15/29		185	157,833

5.50%, 11/15/27		106	96,867

6.25%, 3/15/26(4)		419	414,029

7.50%, 3/15/27		327	322,710

			$1,785,235

Airlines — 0.4%

Air Canada, 3.875%, 8/15/26(4)		101	$89,516

Air France-KLM, 1.875%, 1/16/25(5)	EUR	100	88,429

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(4)		314	299,534

5.75%, 4/20/29(4)		144	131,297

23	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*		Value

Airlines (continued)

Deutsche Lufthansa AG, 2.875%, 2/11/25(5)	EUR	200	$184,792

United Airlines, Inc., 4.625%, 4/15/29(4)		193	165,406

			$958,974

Auto Components — 0.6%

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(5)	EUR	681	$631,104

8.50%, 5/15/27(4)		194	190,449

IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(4)(6)		200	171,614

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)		54	38,844

TI Automotive Finance PLC, 3.75%, 4/15/29(5)	EUR	200	143,664

Wheel Pros, Inc., 6.50%, 5/15/29(4)		213	100,566

			$1,276,241

Automobiles — 0.7%

Allison Transmission, Inc., 3.75%, 1/30/31(4)		54	$43,213

Ford Motor Co.:

3.25%, 2/12/32		364	273,919

4.75%, 1/15/43		197	137,540

9.625%, 4/22/30		26	29,059

Ford Motor Credit Co., LLC:

3.087%, 1/9/23		231	230,188

3.37%, 11/17/23		200	193,318

4.125%, 8/17/27		555	494,055

5.125%, 6/16/25		200	193,278

			$1,594,570

Automotives — 0.3%

Goodyear Tire & Rubber Co. (The):

5.00%, 7/15/29		336	$292,243

5.25%, 7/15/31		270	229,122

Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24(5)	EUR	100	93,021

			$614,386

Banks — 2.0%

Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(4)(7)(8)		200	$164,490

Bank of America Corp., Series TT, 6.125% to 4/27/27(7)(8)		89	84,328

Bank of Nova Scotia (The), 8.625% to 10/27/27, 10/27/82(8)		200	201,223

Barclays PLC, 8.00% to 3/15/29(7)(8)		200	179,671

BNP Paribas S.A., 7.75% to 8/16/29(4)(7)(8)		200	189,067

Citigroup, Inc., Series W, 4.00% to 12/10/25(7)(8)		51	43,146

Credit Suisse Group AG, 9.75% to 6/23/27(4)(7)(8)		200	190,525

Security	Principal Amount (000’s omitted)*		Value

Banks (continued)

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(7)(8)		220	$195,056

HSBC Holdings PLC, 4.60% to 12/17/30(7)(8)		200	132,440

Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(7)(8)		125	114,231

JPMorgan Chase & Co.:

Series KK, 3.65% to 6/1/26(7)(8)		251	208,317

Series S, 6.75%, to 2/1/24(7)(8)		215	215,134

Lloyds Banking Group PLC, 7.50% to 9/27/25(7)(8)		200	186,000

Natwest Group PLC, 4.60% to 6/28/31(7)(8)		200	129,630

PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(7)(8)		100	94,970

Societe Generale S.A., 5.375% to 11/18/30(4)(7)(8)		200	145,370

Standard Chartered PLC, 4.75% to 1/14/31(4)(7)(8)		229	152,942

SVB Financial Group:

4.10% to 2/15/31(7)(8)		311	192,737

Series C, 4.00% to 5/15/26(7)(8)		58	40,661

Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)		200	202,750

Truist Financial Corp., Series Q, 5.10% to 3/1/30(7)(8)		77	67,766

UBS Group AG, 4.375% to 2/10/31(4)(7)(8)		200	139,430

UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(8)		200	169,851

Vivion Investments S.a.r.l., 3.00%, 8/8/24(5)	EUR	600	510,571

Wells Fargo & Co., Series BB, 3.90% to 3/15/26(7)(8)		167	141,887

Zions Bancorp NA, 5.80% to 6/15/23(7)(8)		268	253,304

			$4,345,497

Biotechnology — 0.4%

Grifols Escrow Issuer S.A.:

3.875%, 10/15/28(5)	EUR	925	$698,942

4.75%, 10/15/28(4)		280	219,121

			$918,063

Building Products — 1.2%

Builders FirstSource, Inc.:

4.25%, 2/1/32(4)		204	$163,584

5.00%, 3/1/30(4)		90	77,429

HT Troplast GmbH, 9.25%, 7/15/25(5)	EUR	650	562,035

KB Home:

4.00%, 6/15/31		11	8,348

4.80%, 11/15/29		71	58,059

Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(4)		85	72,177

Standard Industries, Inc.:

2.25%, 11/21/26(5)	EUR	400	328,959

24	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*		Value

Building Products (continued)

Standard Industries, Inc.: (continued)

4.375%, 7/15/30(4)		275	$222,863

5.00%, 2/15/27(4)		78	70,700

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)		196	179,906

Victoria PLC, 3.625%, 8/24/26(5)	EUR	806	622,173

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)		346	323,170

			$2,689,403

Capital Markets — 0.2%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(8)		150	$135,174

Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(7)(8)		259	213,261

			$348,435

Casino & Gaming — 0.1%

Cinemark USA, Inc.:

5.875%, 3/15/26(4)		67	$56,505

8.75%, 5/1/25(4)		48	48,201

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)		250	217,583

			$322,289

Chemicals — 0.5%

ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(4)		88	$70,195

Avient Corp., 7.125%, 8/1/30(4)		102	97,675

Herens Holdco S.a.r.l., 4.75%, 5/15/28(4)		201	164,958

NOVA Chemicals Corp.:

4.25%, 5/15/29(4)		203	166,034

4.875%, 6/1/24(4)		56	54,586

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		172	145,737

Valvoline, Inc.:

3.625%, 6/15/31(4)		128	101,172

4.25%, 2/15/30(4)		224	215,938

			$1,016,295

Commercial Services & Supplies — 1.9%

Adtalem Global Education, Inc., 5.50%, 3/1/28(4)		266	$243,121

APi Group DE, Inc., 4.75%, 10/15/29(4)		55	46,442

Clean Harbors, Inc.:

4.875%, 7/15/27(4)		101	95,197

5.125%, 7/15/29(4)		61	56,643

EC Finance PLC, 3.00%, 10/15/26(5)	EUR	274	239,898

Gartner, Inc.:

3.75%, 10/1/30(4)		187	157,548

Security	Principal Amount (000’s omitted)*		Value

Commercial Services & Supplies (continued)

Gartner, Inc.: (continued)

4.50%, 7/1/28(4)		151	$140,240

GFL Environmental, Inc.:

3.50%, 9/1/28(4)		265	225,368

3.75%, 8/1/25(4)		130	123,167

4.75%, 6/15/29(4)		343	299,726

HealthEquity, Inc., 4.50%, 10/1/29(4)		153	133,875

Hertz Corp. (The):

4.625%, 12/1/26(4)		29	24,766

5.00%, 12/1/29(4)		230	182,821

Korn Ferry, 4.625%, 12/15/27(4)		233	212,282

Madison IAQ, LLC, 5.875%, 6/30/29(4)		323	222,148

Metis Merger Sub, LLC, 6.50%, 5/15/29(4)		167	134,420

MoneyGram International, Inc., 5.375%, 8/1/26(4)		249	244,887

NESCO Holdings II, Inc., 5.50%, 4/15/29(4)		206	181,061

Paprec Holding S.A., 3.50%, 7/1/28(5)	EUR	352	279,030

PROG Holdings, Inc., 6.00%, 11/15/29(4)		139	113,807

Team Health Holdings, Inc., 6.375%, 2/1/25(4)		235	177,940

Terminix Co., LLC (The), 7.45%, 8/15/27		536	598,326

Tervita Corp., 11.00%, 12/1/25(4)		123	133,816

			$4,266,529

Construction & Engineering — 0.2%

Cellnex Finance Co. S.A., 2.25%, 4/12/26(5)	EUR	200	$180,321

TopBuild Corp., 4.125%, 2/15/32(4)		263	206,299

			$386,620

Construction Materials — 0.2%

Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(4)		641	$540,248

			$540,248

Consumer Finance — 0.3%

CPUK Finance, Ltd., 4.875%, 8/28/25(5)	GBP	278	$289,668

PRA Group, Inc.:

5.00%, 10/1/29(4)		115	92,399

7.375%, 9/1/25(4)		261	250,033

			$632,100

Containers & Packaging — 0.6%

Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(5)	EUR	200	$141,923

Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(4)		312	248,393

Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(5)	EUR	479	391,407

LABL, Inc., 5.875%, 11/1/28(4)		66	57,455

25	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*		Value

Containers & Packaging (continued)

Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(4)		82	$73,929

Schoeller Packaging B.V., 6.375%, 11/1/24(5)	EUR	450	359,469

Verallia S.A., 1.875%, 11/10/31(5)	EUR	100	73,234

			$1,345,810

Cosmetics/Personal Care — 0.1%

Edgewell Personal Care Co.:

4.125%, 4/1/29(4)		74	$63,307

5.50%, 6/1/28(4)		180	169,642

			$232,949

Distributors — 0.5%

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)		451	$413,034

Parts Europe S.A., 5.456%, (3 mo. EURIBOR + 4.00%), 7/20/27(5)(9)	EUR	350	337,275

Performance Food Group, Inc.:

4.25%, 8/1/29(4)		315	267,608

5.50%, 10/15/27(4)		169	160,188

			$1,178,105

Diversified Consumer Services — 0.3%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)		750	$710,602

			$710,602

Diversified Financial Services — 1.8%

AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(4)		145	$145,738

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.625%, 7/15/26(4)		485	464,094

9.75%, 7/15/27(4)		203	176,985

Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		270	196,594

Alpha Holding S.A. de CV, 9.00%, 2/10/25(4)(10)		190	2,855

American AgCredit Corp., Series QIB, 5.25% to 6/15/26(4)(7)(8)		250	229,687

Bread Financial Holdings, Inc., 4.75%, 12/15/24(4)		194	169,820

Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(4)		65	56,065

Encore Capital Group, Inc.:

4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(5)(9)	EUR	479	426,591

5.375%, 2/15/26(5)	GBP	180	180,621

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

6.25%, 5/15/26		99	95,222

6.375%, 12/15/25		120	116,767

Security	Principal Amount (000’s omitted)*		Value

Diversified Financial Services (continued)

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(4)		305	$270,274

Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(4)		343	286,062

Louvre Bidco S.A.S., 6.50%, 9/30/24(5)	EUR	310	287,546

Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(4)		160	146,667

Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:

2.875%, 10/15/26(4)		156	130,606

3.625%, 3/1/29(4)		133	103,422

4.00%, 10/15/33(4)		30	21,026

Sherwood Financing PLC, 6.00%, 11/15/26(5)	GBP	420	352,090

VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(4)		256	213,150

			$4,071,882

Diversified Telecommunication Services — 0.4%

Level 3 Financing, Inc., 4.25%, 7/1/28(4)		324	$268,185

Lorca Telecom Bondco S.A., 4.00%, 9/18/27(5)	EUR	650	566,568

			$834,753

Electric Utilities — 1.4%

Dominion Energy, Inc., Series C, 4.35% to 1/15/27(7)(8)		93	$77,403

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)		435	418,311

FirstEnergy Corp.:

2.65%, 3/1/30		53	42,965

Series B, 4.40% to 1/15/23, 7/15/27(11)		257	241,778

Imola Merger Corp., 4.75%, 5/15/29(4)		370	319,660

NextEra Energy Operating Partners, L.P.:

4.25%, 9/15/24(4)		9	8,498

4.50%, 9/15/27(4)		205	190,952

NRG Energy, Inc.:

3.375%, 2/15/29(4)		106	88,449

3.625%, 2/15/31(4)		177	141,092

3.875%, 2/15/32(4)		195	154,157

5.25%, 6/15/29(4)		122	111,005

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		199	179,435

Sempra Energy, 4.125% to 1/1/27, 4/1/52(8)		167	125,979

Southern California Edison Co., Series E, 8.639%, (3 mo. USD LIBOR + 4.199%), 12/5/22(9)		101	99,255

Southern Co. (The):

Series 21-A, 3.75% to 6/15/26, 9/15/51(8)		120	95,412

Series B, 4.00% to 10/15/25, 1/15/51(8)		56	48,831

Series B, 6.923%, (3 mo. USD LIBOR + 3.63%), 3/15/57(9)		192	191,040

TerraForm Power Operating, LLC, 5.00%, 1/31/28(4)		237	220,095

26	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*		Value

Electric Utilities (continued)

Vistra Operations Co., LLC:

4.375%, 5/1/29(4)		173	$148,384

5.00%, 7/31/27(4)		232	214,425

			$3,117,126

Electronic Equipment, Instruments & Components — 0.1%

Coherent Corp., 5.00%, 12/15/29(4)		138	$118,721

Sensata Technologies B.V., 5.00%, 10/1/25(4)		57	55,356

WESCO Distribution, Inc., 7.25%, 6/15/28(4)		153	155,434

			$329,511

Entertainment — 0.9%

Caesars Entertainment, Inc.:

6.25%, 7/1/25(4)		417	$407,512

8.125%, 7/1/27(4)		56	54,558

CDI Escrow Issuer, Inc., 5.75%, 4/1/30(4)		233	210,632

Cinemark USA, Inc., 5.25%, 7/15/28(4)		206	156,892

Jacobs Entertainment, Inc., 6.75%, 2/15/29(4)		278	245,567

LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(5)(6)	EUR	542	461,994

Lottomatica SpA, 6.25%, 7/15/25(5)	EUR	200	188,121

Scientific Games International, Inc., 7.00%, 5/15/28(4)		216	209,501

SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(4)		65	55,998

			$1,990,775

Equity Real Estate Investment Trusts (REITs) — 0.2%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(4)		307	$261,846

HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(4)		200	163,052

			$424,898

Food Products — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./ Albertsons, LLC:

4.875%, 2/15/30(4)		138	$122,807

5.875%, 2/15/28(4)		181	169,456

Darling Ingredients, Inc., 6.00%, 6/15/30(4)		110	106,024

Kraft Heinz Foods Co.:

4.375%, 6/1/46		44	34,427

5.50%, 6/1/50		34	31,209

Land O’ Lakes, Inc., 8.00%(4)(7)		235	233,288

Nomad Foods Bondco PLC, 2.50%, 6/24/28(5)	EUR	571	454,903

Pilgrim’s Pride Corp., 3.50%, 3/1/32(4)		316	242,756

			$1,394,870

Security	Principal Amount (000’s omitted)*		Value

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(7)(8)		280	$259,000

			$259,000

Health Care Equipment & Supplies — 1.6%

Centene Corp.:

2.50%, 3/1/31		311	$239,193

3.00%, 10/15/30		377	304,100

3.375%, 2/15/30		308	256,333

4.625%, 12/15/29		319	289,218

Compass Minerals International, Inc., 6.75%, 12/1/27(4)		399	375,925

LifePoint Health, Inc., 5.375%, 1/15/29(4)		110	70,433

Medline Borrower, L.P., 5.25%, 10/1/29(4)		531	414,451

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(4)		101	86,089

Molina Healthcare, Inc.:

3.875%, 11/15/30(4)		245	208,772

3.875%, 5/15/32(4)		189	158,125

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)		55	43,965

Tenet Healthcare Corp.:

4.375%, 1/15/30(4)		102	85,757

6.125%, 10/1/28(4)		289	250,599

6.875%, 11/15/31		133	113,070

US Acute Care Solutions, LLC, 6.375%, 3/1/26(4)		400	363,642

Varex Imaging Corp., 7.875%, 10/15/27(4)		219	214,069

			$3,473,741

Health Care Providers & Services — 0.6%

HCA, Inc.:

5.375%, 9/1/26		270	$262,828

5.625%, 9/1/28		245	235,596

Legacy LifePoint Health, LLC, 4.375%, 2/15/27(4)		173	136,813

ModivCare, Inc., 5.875%, 11/15/25(4)		182	173,158

Tenet Healthcare Corp.:

4.625%, 9/1/24(4)		49	47,415

4.875%, 1/1/26(4)		290	274,604

5.125%, 11/1/27(4)		138	127,447

			$1,257,861

Healthcare-Products — 0.1%

Avantor Funding, Inc., 3.875%, 7/15/28(5)	EUR	150	$130,264

			$130,264

27	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*		Value

Hotels, Restaurants & Leisure — 0.5%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(4)		286	$251,915

4.375%, 1/15/28(4)		182	160,053

5.75%, 4/15/25(4)		66	65,841

Lithia Motors, Inc., 4.625%, 12/15/27(4)		91	81,108

MGM Resorts International, 4.75%, 10/15/28		184	159,956

Viking Cruises, Ltd., 5.875%, 9/15/27(4)		399	316,268

			$1,035,141

Household Products — 0.2%

Central Garden & Pet Co., 4.125%, 10/15/30		55	$45,539

Spectrum Brands, Inc., 5.50%, 7/15/30(4)		56	45,043

Tempur Sealy International, Inc., 3.875%, 10/15/31(4)		397	298,913

			$389,495

Housewares — 0.2%

ProGroup AG, 3.00%, 3/31/26(5)	EUR	460	$401,008

			$401,008

Independent Power and Renewable Electricity Producers — 0.3%

Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(8)		113	$91,248

Calpine Corp.:

5.125%, 3/15/28(4)		273	242,642

5.25%, 6/1/26(4)		50	47,526

NRG Energy, Inc., 5.75%, 1/15/28		210	200,795

			$582,211

Industrial Conglomerates — 0.2%

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)		162	$146,858

Gatwick Airport Finance PLC, 4.375%, 4/7/26(5)	GBP	245	234,508

Paprec Holding S.A., 4.00%, 3/31/25(5)	EUR	115	105,409

			$486,775

Insurance — 0.7%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)		458	$418,564

Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(4)(8)		187	168,934

Galaxy Finco, Ltd., 9.25%, 7/31/27(5)	GBP	525	481,656

Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(8)		216	162,291

Security	Principal Amount (000’s omitted)*		Value

Insurance (continued)

Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(8)		60	$51,293

QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(7)(8)		222	202,653

			$1,485,391

Internet & Direct Marketing Retail — 0.1%

Arches Buyer, Inc.:

4.25%, 6/1/28(4)		82	$67,460

6.125%, 12/1/28(4)		83	64,117

Match Group Holdings II, LLC, 3.625%, 10/1/31(4)		210	160,377

			$291,954

Leisure Products — 0.7%

Carnival Corp., 5.75%, 3/1/27(4)		207	$143,824

Life Time, Inc.:

5.75%, 1/15/26(4)		199	185,578

8.00%, 4/15/26(4)		252	220,095

Lindblad Expeditions, LLC, 6.75%, 2/15/27(4)		154	137,223

NCL Corp., Ltd.:

5.875%, 3/15/26(4)		106	87,009

5.875%, 2/15/27(4)		67	59,904

7.75%, 2/15/29(4)		56	44,741

NCL Finance, Ltd., 6.125%, 3/15/28(4)		55	42,845

Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(4)		201	193,105

Sabre GLBL, Inc., 9.25%, 4/15/25(4)		259	251,420

Viking Cruises, Ltd., 7.00%, 2/15/29(4)		104	82,663

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(4)		66	51,547

			$1,499,954

Life Sciences Tools & Services — 0.1%

W.R. Grace Holdings, LLC, 4.875%, 6/15/27(4)		245	$214,681

			$214,681

Machinery — 0.1%

IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(5)	EUR	381	$310,551

			$310,551

Media — 2.0%

Altice France S.A., 8.125%, 2/1/27(4)		458	$419,986

Audacy Capital Corp., 6.75%, 3/31/29(4)		261	74,620

Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(4)		308	222,145

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.25%, 2/1/31(4)		338	267,579

4.50%, 8/15/30(4)		343	278,955

28	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*		Value

Media (continued)

CCO Holdings, LLC/CCO Holdings Capital Corp.: (continued)

4.75%, 3/1/30(4)		322	$271,177

4.75%, 2/1/32(4)		139	111,536

5.375%, 6/1/29(4)		110	98,450

6.375%, 9/1/29(4)		253	233,542

CMG Media Corp., 8.875%, 12/15/27(4)		178	151,331

CSC Holdings, LLC, 7.50%, 4/1/28(4)		200	173,647

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(4)		205	173,211

McGraw-Hill Education, Inc.:

5.75%, 8/1/28(4)		84	74,188

8.00%, 8/1/29(4)		365	311,590

National CineMedia, LLC:

5.75%, 8/15/26		189	16,310

5.875%, 4/15/28(4)		245	98,832

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(4)		54	44,745

6.25%, 6/15/25(4)		137	135,272

Sirius XM Radio, Inc.:

3.125%, 9/1/26(4)		125	111,968

3.875%, 9/1/31(4)		126	101,043

5.00%, 8/1/27(4)		218	200,997

Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(5)	EUR	129	99,627

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(5)	EUR	400	343,843

Townsquare Media, Inc., 6.875%, 2/1/26(4)		141	133,388

Univision Communications, Inc., 7.375%, 6/30/30(4)		142	137,556

UPCB Finance VII, Ltd., 3.625%, 6/15/29(5)	EUR	116	97,453

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	100	92,254

			$4,475,245

Metals & Mining — 1.9%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$585,867

Arconic Corp., 6.125%, 2/15/28(4)		101	94,867

BWX Technologies, Inc.:

4.125%, 6/30/28(4)		159	139,357

4.125%, 4/15/29(4)		118	102,194

Centennial Resource Production, LLC, 5.375%, 1/15/26(4)		225	208,426

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(4)		460	457,431

Eldorado Gold Corp., 6.25%, 9/1/29(4)		251	203,438

Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	219,737

Hudbay Minerals, Inc.:

4.50%, 4/1/26(4)		204	179,473

6.125%, 4/1/29(4)		96	79,711

Security	Principal Amount (000’s omitted)*		Value

Metals & Mining (continued)

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(4)		1,024	$952,535

New Gold, Inc., 7.50%, 7/15/27(4)		491	419,442

Novelis Corp., 3.25%, 11/15/26(4)		89	78,124

Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(5)	EUR	200	162,420

Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)		253	222,319

TMS International Corp., 6.25%, 4/15/29(4)		196	137,752

			$4,243,093

Oil and Gas — 0.0%(3)

Petroleos Mexicanos, 6.50%, 3/13/27		100	$87,878

			$87,878

Oil, Gas & Consumable Fuels — 2.5%

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(4)		555	$564,922

Colgate Energy Partners III, LLC:

5.875%, 7/1/29(4)		260	243,040

7.75%, 2/15/26(4)		190	189,464

CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(4)		173	157,405

CVR Energy, Inc., 5.75%, 2/15/28(4)		439	397,942

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(7)(8)		298	294,292

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(7)(8)		145	111,737

EQT Corp.:

5.00%, 1/15/29		53	49,307

6.125%, 2/1/25		69	69,245

7.00%, 2/1/30		102	104,680

Nabors Industries, Ltd.:

7.50%, 1/15/28(4)		118	109,611

9.00%, 2/1/25(4)		151	153,333

Neptune Energy Bondco PLC, 6.625%, 5/15/25(4)		200	194,681

Occidental Petroleum Corp.:

6.20%, 3/15/40		81	78,107

6.375%, 9/1/28		93	94,607

6.45%, 9/15/36		93	92,404

6.625%, 9/1/30		254	264,635

Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(7)		862	1,508

Parkland Corp.:

4.50%, 10/1/29(4)		110	92,847

4.625%, 5/1/30(4)		202	168,529

Plains All American Pipeline, L.P., Series B, 6.125% to 12/5/22(7)(8)		97	81,528

Precision Drilling Corp.:

6.875%, 1/15/29(4)		152	140,002

29	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*		Value

Oil, Gas & Consumable Fuels (continued)

Precision Drilling Corp.: (continued)

7.125%, 1/15/26(4)		99	$97,391

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(4)		245	206,956

8.875%, 11/15/24(4)		71	70,032

Southwestern Energy Co., 4.75%, 2/1/32		194	167,748

Sunoco, L.P./Sunoco Finance Corp.:

4.50%, 5/15/29		209	180,017

4.50%, 4/30/30		226	192,768

Tap Rock Resources, LLC, 7.00%, 10/1/26(4)		292	273,095

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32		169	138,875

4.875%, 2/1/31		37	32,692

5.50%, 3/1/30		36	33,294

Transocean Poseidon, Ltd., 6.875%, 2/1/27(4)		158	151,887

Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(5)(7)(8)	EUR	500	392,266

			$5,590,847

Paper and Forest Products — 0.0%(3)

Glatfelter Corp., 4.75%, 11/15/29(4)		31	$20,010

			$20,010

Pharmaceuticals — 0.9%

AdaptHealth, LLC:

4.625%, 8/1/29(4)		65	$54,916

5.125%, 3/1/30(4)		133	115,669

6.125%, 8/1/28(4)		310	287,137

BellRing Brands, Inc., 7.00%, 3/15/30(4)		336	318,036

Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(4)(10)		200	159,038

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(4)(10)		247	187,177

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)		420	393,059

Option Care Health, Inc., 4.375%, 10/31/29(4)		97	83,898

P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(4)		122	94,345

Perrigo Finance Unlimited Co., 4.40% to 12/15/22, 6/15/30(11)		400	335,188

			$2,028,463

Pipelines — 1.2%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(4)		102	$97,365

Security	Principal Amount (000’s omitted)*		Value

Pipelines (continued)

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.: (continued)

7.875%, 5/15/26(4)		109	$111,321

Cheniere Energy Partners, L.P., 4.00%, 3/1/31		519	438,231

Cheniere Energy, Inc., 4.625%, 10/15/28		239	220,969

DT Midstream, Inc., 4.125%, 6/15/29(4)		172	149,121

Energy Transfer, L.P., Series B, 6.625% to 2/15/28(7)(8)		147	105,840

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(4)		364	310,292

6.00%, 7/1/25(4)		43	41,701

6.50%, 7/1/27(4)		116	113,383

7.50%, 6/1/30(4)		126	122,705

Kinetik Holdings, L.P., 5.875%, 6/15/30(4)		237	222,624

New Fortress Energy, Inc., 6.50%, 9/30/26(4)		382	371,306

Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(4)		146	125,588

Western Midstream Operating, L.P.:

4.30%, 2/1/30		207	182,476

4.50%, 3/1/28		27	24,810

4.75%, 8/15/28		24	22,184

			$2,659,916

Real Estate Investment Trusts (REITs) — 0.6%

ADLER Group S.A., 2.75%, 11/13/26(5)	EUR	200	$85,978

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(4)		151	104,420

6.00%, 4/15/25(4)		127	121,247

Heimstaden Bostad AB, 3.00% to 10/29/27(5)(7)(8)	EUR	415	224,732

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(4)		27	23,717

4.125%, 8/15/30(4)		198	163,792

4.25%, 12/1/26(4)		300	273,642

4.50%, 9/1/26(4)		100	91,145

4.625%, 12/1/29(4)		66	57,544

5.625%, 5/1/24(4)		200	197,662

			$1,343,879

Semiconductors & Semiconductor Equipment — 0.1%

ON Semiconductor Corp., 3.875%, 9/1/28(4)		258	$227,960

			$227,960

Software — 0.5%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(4)		152	$132,050

Fair Isaac Corp., 4.00%, 6/15/28(4)		165	149,733

Minerva Merger Sub, Inc., 6.50%, 2/15/30(4)		306	239,222

Open Text Corp., 3.875%, 2/15/28(4)		37	31,745

30	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*		Value

Software (continued)

Open Text Holdings, Inc., 4.125%, 2/15/30(4)		37	$29,548

Playtika Holding Corp., 4.25%, 3/15/29(4)		248	207,011

SS&C Technologies, Inc., 5.50%, 9/30/27(4)		296	275,733

			$1,065,042

Specialty Retail — 2.3%

Arko Corp., 5.125%, 11/15/29(4)		271	$214,957

Asbury Automotive Group, Inc.:

4.625%, 11/15/29(4)		27	22,274

4.75%, 3/1/30		228	187,156

5.00%, 2/15/32(4)		28	22,646

Bath & Body Works, Inc.:

6.625%, 10/1/30(4)		144	129,182

6.75%, 7/1/36		80	66,296

6.875%, 11/1/35		233	196,199

6.95%, 3/1/33		168	138,566

7.60%, 7/15/37		75	59,427

9.375%, 7/1/25(4)		31	32,202

Dave & Buster’s, Inc., 7.625%, 11/1/25(4)		457	456,408

Dufry One B.V., 3.375%, 4/15/28(5)	EUR	479	391,547

eG Global Finance PLC, 6.25%, 10/30/25(5)	EUR	150	128,789

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(4)		100	87,156

Group 1 Automotive, Inc., 4.00%, 8/15/28(4)		203	167,220

IRB Holding Corp., 7.00%, 6/15/25(4)		98	98,058

Ken Garff Automotive, LLC, 4.875%, 9/15/28(4)		155	128,915

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(4)		257	217,457

Lithia Motors, Inc., 3.875%, 6/1/29(4)		86	69,529

Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(5)(6)	EUR	285	266,555

Patrick Industries, Inc., 7.50%, 10/15/27(4)		30	27,631

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(4)		250	228,752

7.75%, 2/15/29(4)		264	248,453

Punch Finance PLC, 6.125%, 6/30/26(5)	GBP	340	341,239

Sonic Automotive, Inc.:

4.625%, 11/15/29(4)		172	135,164

4.875%, 11/15/31(4)		143	108,169

SRS Distribution, Inc., 6.00%, 12/1/29(4)		141	115,296

Suburban Propane Partners, L.P./Suburban Energy

Finance Corp., 5.00%, 6/1/31(4)		135	113,804

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(4)		254	215,920

Security	Principal Amount (000’s omitted)*		Value

Specialty Retail (continued)

Victoria’s Secret & Co., 4.625%, 7/15/29(4)		261	$208,260

Yum! Brands, Inc., 3.625%, 3/15/31		340	273,547

			$5,096,774

Technology Hardware, Storage & Peripherals — 0.6%

Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(5)	EUR	305	$271,746

Booz Allen Hamilton, Inc.:

3.875%, 9/1/28(4)		410	361,989

4.00%, 7/1/29(4)		97	84,920

NCR Corp.:

5.125%, 4/15/29(4)		22	18,512

5.25%, 10/1/30(4)		17	13,756

Presidio Holdings, Inc., 8.25%, 2/1/28(4)		158	140,843

Science Applications International Corp., 4.875%, 4/1/28(4)		260	237,107

Seagate HDD Cayman:

3.125%, 7/15/29		139	102,980

3.375%, 7/15/31		56	40,052

			$1,271,905

Telecommunications — 1.3%

Altice France Holding S.A., 10.50%, 5/15/27(4)		200	$156,286

Ciena Corp., 4.00%, 1/31/30(4)		117	99,054

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)		421	396,435

Sprint Capital Corp., 6.875%, 11/15/28		305	315,214

Sprint Corp., 7.875%, 9/15/23		375	381,654

Telecom Italia SpA:

1.625%, 1/18/29(5)	EUR	170	121,923

2.75%, 4/15/25(5)	EUR	140	126,999

4.00%, 4/11/24(5)	EUR	200	192,812

T-Mobile USA, Inc.:

2.25%, 2/15/26		132	118,719

2.625%, 2/15/29		165	136,661

2.875%, 2/15/31		99	79,816

4.75%, 2/1/28		170	161,160

Viasat, Inc., 5.625%, 4/15/27(4)		61	56,508

Vodafone Group PLC:

2.625% to 5/27/26, 8/27/80(5)(8)	EUR	220	190,524

4.875% to 7/3/25, 10/3/78(5)(8)	GBP	215	219,320

Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(5)	EUR	259	199,571

			$2,952,656

31	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)*	Value

Transportation — 0.2%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)	249	$222,687

Seaspan Corp., 5.50%, 8/1/29(4)	213	164,593

		$387,280

Wireless Telecommunication Services — 0.3%

Altice France S.A., 5.50%, 10/15/29(4)	200	$152,885

Iliad Holding SASU, 6.50%, 10/15/26(4)	258	239,344

Sprint Corp., 7.625%, 3/1/26	157	164,125

		$556,354

Total Corporate Bonds (identified cost $96,436,330)		$81,151,495

Exchange-Traded Funds — 0.1%
Security	Shares	Value

Equity Funds — 0.1%

Global X U.S. Preferred ETF	3,235	$63,503

iShares Preferred & Income Securities ETF	2,402	73,285

Total Exchange-Traded Funds (identified cost $167,497)		$136,788

Preferred Stocks — 1.1%
Security	Shares	Value

Banks — 0.1%

Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(8)	669	$66,733

First Republic Bank:

Series M, 4.00%	6,280	94,263

Series N, 4.50%	2,083	35,077

JPMorgan Chase & Co., Series LL, 4.625%	4,150	76,941

Wells Fargo & Co., Series L, 7.50% (Convertible)	23	26,807

		$299,821

Capital Markets — 0.1%

Affiliated Managers Group, Inc., 4.75%	5,486	$93,756

KKR Group Finance Co. IX, LLC, 4.625%	7,175	125,060

Stifel Financial Corp., Series D, 4.50%	4,600	74,474

		$293,290

Electric Utilities — 0.1%

Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$101,990

Security	Shares	Value

Electric Utilities (continued)

SCE Trust III, Series H, 5.75% to 3/15/24(8)	4,892	$94,611

SCE Trust IV, Series J, 5.375% to 9/15/25(8)	1,911	34,283

SCE Trust V, Series K, 5.45% to 3/15/26(8)	3,551	68,108

SCE Trust VI, 5.00%	357	6,123

		$305,115

Equity Real Estate Investment Trusts (REITs) — 0.0%(3)

SITE Centers Corp., Series A, 6.375%	4,730	$94,884

		$94,884

Insurance — 0.1%

American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(8)	5,959	$138,011

Arch Capital Group, Ltd., Series G, 4.55%	7,143	125,431

		$263,442

Oil, Gas & Consumable Fuels — 0.2%

NuStar Energy, L.P., Series B, 9.126%, (3 mo. USD LIBOR + 5.643%)(9)	15,478	$328,753

		$328,753

Pipelines — 0.1%

Energy Transfer, L.P.:

Series C, 7.375% to 5/15/23(8)	3,000	$67,200

Series E, 7.60% to 5/15/24(8)	4,970	114,459

		$181,659

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P.:

Series A, 5.75%	6,429	$97,271

Series A2, 6.375%	8,191	133,513

		$230,784

Telecommunications — 0.1%

United States Cellular Corp., 5.50%	11,360	$193,915

		$193,915

Trading Companies & Distributors — 0.2%

WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	12,788	$345,276

		$345,276

Total Preferred Stocks (identified cost $3,239,078)		$2,536,939

32	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Senior Floating-Rate Loans — 1.2%(12)
Borrower/Description	Principal Amount (000’s omitted)	Value

Airlines — 0.3%

Air Canada, Term Loan, 6.421%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$203	$199,060

Mileage Plus Holdings, LLC, Term Loan, 8.777%, (3 mo. USD LIBOR + 5.25%), 6/21/27	405	414,253

		$613,313

Health Care — 0.0%(3)

Pluto Acquisition I, Inc.Term Loan, 6.076%, (3 mo. USD LIBOR + 4.00%), 6/22/26	$140	$121,937

		$121,937

Health Care Technology — 0.1%

Verscend Holding Corp., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$247	$243,845

		$243,845

Hotels, Restaurants & Leisure — 0.1%

Spectacle Gary Holdings, LLC, Term Loan, 8.004%, (1 mo. USD LIBOR + 4.25%), 11/19/28	$206	$198,540

		$198,540

IT Services — 0.1%

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 12.42%, (3 mo. USD LIBOR + 8.75%), 5.17% cash, 7.25% PIK, 2/28/25	$231	$229,085

		$229,085

Leisure Products — 0.1%

Peloton Interactive, Inc.Term Loan, 8.346%, (SOFR + 6.50%), 5/25/27	$140	$135,693

		$135,693

Pharmaceuticals — 0.2%

Jazz Financing Lux S.a.r.l., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$373	$369,057

		$369,057

Software — 0.0%(3)

GoTo Group, Inc., Term Loan, 8.322%, (1 mo. USD LIBOR + 4.75%), 8/31/27(13)	$0	$63

Borrower/Description	Principal Amount (000’s omitted)	Value

Software (continued)

Riverbed Technology, Inc., Term Loan, 11.20%, (1 mo. USD LIBOR + 8.00%), 9.20% cash, 2.00% PIK, 12/7/26	$136	$52,863

		$52,926

Specialty Retail — 0.2%

PetSmart, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$382	$368,707

		$368,707

Trading Companies & Distributors — 0.1%

Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$295	$261,316

		$261,316

Total Senior Floating-Rate Loans (identified cost $2,732,298)		$2,594,419

Miscellaneous — 0.0%(3)
Security	Principal Amount	Value

Diversified Financial Services — 0.0%

Alpha Holding S.A., Escrow Certificates(1)(14)	$400,000	$0

		$0

Transportation — 0.0%(3)

Hertz Corp., Escrow Certificates(1)	$58,000	$4,350

Hertz Corp., Escrow Certificates(1)	110,000	1,375

		$5,725

Total Miscellaneous (identified cost $44,604)		$5,725

33	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Short-Term Investments — 0.6%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(15)	1,319,217	$1,319,217

Total Short-Term Investments (identified cost $1,319,217)		$1,319,217

Total Investments — 98.5% (identified cost $201,572,701)		$218,105,491

Other Assets, Less Liabilities — 1.5%		$3,284,236

Net Assets — 100.0%		$221,389,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $48,921,259 or 22.1% of the Portfolio’s net assets.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $15,397,945 or 7.0% of the Portfolio’s net assets.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2022.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)	Multi-step coupon security. Interest rate represents the rate in effect at October 31, 2022.
(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”).Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(13)	Principal amount is less than $500.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.

34	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Portfolio of Investments — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	69.1%	$150,789,755

United Kingdom	8.2	17,909,463

France	4.2	9,108,616

Spain	2.6	5,599,708

Switzerland	2.1	4,526,296

Germany	1.9	4,062,401

Canada	1.7	3,820,901

Japan	1.5	3,321,462

Netherlands	1.5	3,210,231

Denmark	1.2	2,624,120

Luxembourg	1.1	2,357,771

Australia	0.9	2,053,198

Italy	0.6	1,382,003

India	0.5	1,195,053

Taiwan	0.5	1,110,670

Hong Kong	0.5	1,104,564

Sweden	0.5	1,076,396

United Arab Emirates	0.5	987,590

Bermuda	0.4	884,769

Mexico	0.1	255,223

Poland	0.1	248,393

Turkey	0.1	203,438

Ireland	0.1	135,174

Brazil	0.0 (1)	1,508

Exchange-Traded Funds	0.1	136,788

Total Investments	100.0%	$218,105,491

(1) Amount is less than 0.05%.

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PC	–	Participation Certificate

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

35	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Statement of Assets and Liabilities

Assets	October 31, 2022

Unaffiliated investments, at value (identified cost $200,253,484)	$216,786,274

Affiliated investment, at value (identified cost $1,319,217)	1,319,217

Foreign currency, at value (identified cost $24,225)	24,167

Interest and dividends receivable	1,356,945

Dividends receivable from affiliated investment	4,016

Receivable for investments sold	1,377,062

Tax reclaims receivable	999,680

Total assets	$221,867,361

Liabilities

Payable for investments purchased	$139,664

Due to custodian	69,156

Payable to affiliate:

Investment adviser fee	97,620

Trustees’ fees	1,490

Accrued foreign capital gains taxes	31,836

Accrued expenses	137,868

Total liabilities	$477,634

Net Assets applicable to investors’ interest in Portfolio	$221,389,727

36	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Statement of Operations

Investment Income	Year Ended October 31, 2022

Dividend income (net of foreign taxes withheld of $720,176)	$5,920,030

Dividend income from affiliated investments	20,231

Interest income (net of foreign taxes withheld of $6,360)	5,756,552

Other income	355,618

Total investment income	$12,052,431

Expenses

Investment adviser fee	$1,442,542

Trustees’ fees and expenses	16,949

Custodian fee	141,327

Legal and accounting services	72,659

Miscellaneous	18,325

Total expenses	$1,691,802

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$1,373

Total expense reductions	$1,373

Net expenses	$1,690,429

Net investment income	$10,362,002

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $3,123)	$(3,582,980)

Investment transactions - affiliated investment	315,268

Futures contracts	(1,114,142)

Foreign currency transactions	(146,038)

Forward foreign currency exchange contracts	10,666

Net realized loss	$(4,517,226)

Change in unrealized appreciation (depreciation):

Investments (including net increase in accrued foreign capital gains taxes of $31,836)	$(56,235,365)

Investments - affiliated investment	(198,834)

Foreign currency	(184,767)

Forward foreign currency exchange contracts	(1,059)

Net change in unrealized appreciation (depreciation)	$(56,620,025)

Net realized and unrealized loss	$(61,137,251)

Net decrease in net assets from operations	$(50,775,249)

37	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2022	2021

From operations:

Net investment income	$10,362,002	$9,077,852

Net realized gain (loss)	(4,517,226)	14,965,170 (1)

Net change in unrealized appreciation (depreciation)	(56,620,025)	51,333,373

Net increase (decrease) in net assets from operations	$(50,775,249)	$75,376,395

Capital transactions:

Contributions	$6,061,895	$13,442,582

Withdrawals	(40,558,475)	(45,523,591)

Portfolio transaction fee	116,357	154,785

Net decrease in net assets from capital transactions	$(34,380,223)	$(31,926,224)

Net increase (decrease) in net assets	$(85,155,472)	$43,450,171

Net Assets

At beginning of year	$306,545,199	$263,095,028

At end of year	$221,389,727	$306,545,199

(1)	Includes $2,723,051 of net realized gains from redemptions in-kind.

38	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2022

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2022		2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses	0.64	%(1)	0.65%	0.66%	0.70%	0.75%

Net investment income	3.94%		3.01%	4.12%	4.72%	3.47%

Portfolio Turnover	59%		60%	118%	86%	102%

Total Return	(17.42)%		29.74%	2.64%	11.57%	(1.00)%

Net assets, end of year (000’s omitted)	$221,390		$306,545	$263,095	$302,020	$323,437

(1)

Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended October 31, 2022).

39

Global Income Builder Portfolio

October 31, 2022

Notes to Financial Statements

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2022, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 99.5% and 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

40

Global Income Builder Portfolio

October 31, 2022

Notes to Financial Statements — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended October 31, 2022, the Portfolio received approximately $355,000 from Finland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

41

Global Income Builder Portfolio

October 31, 2022

Notes to Financial Statements — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

L  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.550%

$500 million but less than $1 billion	0.525%

$1 billion but less than $2.5 billion	0.500%

$2.5 billion and over	0.475%

For the year ended October 31, 2022, the Portfolio’s investment adviser fee amounted to $1,442,542 or 0.55% of the Portfolio’s average daily net assets.

Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2022, the investment adviser fee paid was reduced by $1,373 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM, an affiliate of BMR. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $150,707,015 and $175,955,302, respectively, for the year ended October 31, 2022.

42

Global Income Builder Portfolio

October 31, 2022

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$203,265,441

Gross unrealized appreciation	$35,350,154

Gross unrealized depreciation	(20,510,104)

Net unrealized appreciation	$14,840,050

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2022, there were no obligations outstanding under these financial instruments.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Equity Price Risk: During the year ended October 31, 2022, the Portfolio entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, during the year ended October 31, 2022, the Portfolio entered into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2022, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

43

Global Income Builder Portfolio

October 31, 2022

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2022 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(1,114,142)	$—

Foreign Exchange	Forward foreign currency exchange contracts	10,666	(1,059)

Total		$(1,103,476)	$(1,059)

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$5,900,000	$5,803,000	$128,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2022.

44

Global Income Builder Portfolio

October 31, 2022

Notes to Financial Statements — continued

7  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At October 31, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $1,319,217, which represents 0.6% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the year ended October 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.	$1,471,139	$—	$(1,587,520)	$315,215	$(198,834)	$—	$—	—

Short-Term Investments

Cash Reserves Fund	1,432,849	37,244,468	(38,677,370)	53	—	—	1,407	—

Liquidity Fund	—	44,728,085	(43,408,868)	—	—	1,319,217	18,824	1,319,217

Total				$315,268	$(198,834)	$1,319,217	$20,231

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks:

Communication Services	$8,826,164	$1,450,639		$—	$10,276,803

Consumer Discretionary	7,094,964	6,641,318		—	13,736,282

Consumer Staples	5,353,378	5,628,815		—	10,982,193

Energy	7,468,951	—		—	7,468,951

Financials	8,860,762	5,349,039		—	14,209,801

Health Care	11,919,584	10,366,266		—	22,285,850

Industrials	5,832,667	9,121,699		—	14,954,366

Information Technology	23,556,745	6,393,598		—	29,950,343

Materials	3,819	1,296,120		—	1,299,939

Real Estate	1,074,625	—		—	1,074,625

Utilities	2,045,598	1,612,369		—	3,657,967

Total Common Stocks	$82,037,257	$47,859,863	**	$—	$129,897,120

Convertible Bonds	$—	$302,026		$—	$302,026

Convertible Preferred Stocks	159,282	2,480		—	161,762

Corporate Bonds	—	81,151,495		—	81,151,495

45

Global Income Builder Portfolio

October 31, 2022

Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total

Exchange-Traded Funds	$136,788	$—	$—	$136,788

Preferred Stocks:

Communication Services	193,915	—	—	193,915

Energy	510,412	—	—	510,412

Financials	789,820	66,733	—	856,553

Industrials	345,276	—	—	345,276

Real Estate	325,668	—	—	325,668

Utilities	305,115	—	—	305,115

Total Preferred Stocks	$2,470,206	$66,733	$—	$2,536,939

Senior Floating-Rate Loans	$—	$2,594,419	$—	$2,594,419

Miscellaneous	—	5,725	0	5,725

Short-Term Investments	1,319,217	—	—	1,319,217

Total Investments	$86,122,750	$131,982,741	$0	$218,105,491

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2022 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

46

Global Income Builder Portfolio

October 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Income Builder Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Global Income Builder Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

47

Eaton Vance

Global Income Builder Fund

October 31, 2022

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•

The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

48

Eaton Vance

Global Income Builder Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;

•	Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•

Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•

Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;

•

Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;

•

The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Income Builder Fund (the “Fund”), as well as the investment advisory agreement between Global Income Builder Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd.

49

Eaton Vance

Global Income Builder Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

(the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

50

Eaton Vance

Global Income Builder Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

51

Eaton Vance

Global Income Builder Fund

October 31, 2022

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

52

Eaton Vance

Global Income Builder Fund

October 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Income Builder Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance Fund Complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Alan C. Bowser(1) 1962	Trustee	Since 2022

Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).

Other Directorships. None.

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

53

Eaton Vance

Global Income Builder Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President of the Trust	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	Since 2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Also Vice President of CRM.

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

54

Eaton Vance

Global Income Builder Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

55

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

56

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

57

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2634    10.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/21	10/31/22
Audit Fees	$40,811	$45,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,319	$4,550
All Other Fees(3)	$0	$0

Total	$59,130	$49,650

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/21	10/31/22
Registrant	$18,319	$4,550
Eaton Vance(1)	$51,800	$52,836

(1)	Certain subsidiaries of Morgan Stanley. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:    December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    December 28, 2022

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:    December 28, 2022